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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003
                                               ------------------

Check here if Amendment / /;       Amendment Number:
        This Amendment (Check only one.):    / / is a restatement.
                                             / / adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:      McCarthy Group Asset Management, Inc.
          --------------------------------------------
Address:   1125 South 103rd Street, Suite 450
          --------------------------------------------
           Omaha, Nebraska
          --------------------------------------------
           68124
          --------------------------------------------

Form 13F File Number:   28- 05489
                           ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Richard L. Jarvis
               ---------------------------------------
Title:          Chairman
               ---------------------------------------
Phone:          (402) 393-8281
               ---------------------------------------

Signature, Place, and Date of Signing:

    /s/ Richard L. Jarvis          Omaha, Nebraska             8/8/03
    ----------------------     ----------------------    ----------------------
          [Signature]              [City, State]               [Date]

Report type (Check only one.):

/X/    13F HOLDINGS REPORT.   (Check here if all holdings of this reporting
       manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

/ / 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        Form 13F File Number                          Name

        28-
             ----------------            -------------------------------------
        [Repeat as necessary.]
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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           -0-
                                                          -------------------
Form 13F Information Table Entry Total:                      92
                                                          -------------------

Form 13F Information Table Value Total:                      $171,531
                                                          -------------------
                                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        No.              Form 13F File Number               Name

        NONE          28-
       ------            ----------------------          ----------------------
         [Repeat as necessary.]
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McCarthy Group Asset Management, Inc.
FORM 13F
              30-Jun-03

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
                                                                                             Voting Authority

                               Title of              Value   Shares/ Sh/  Put/ Invstmt  Other
Name of Issuer                  class      CUSIP   (x$1000)  Prn Amt Prn  Call Dscretn  Managers      Sole     Shared  None

Boston Properties, Inc.          COM    101121101       547   12499   SH        Defined                   12174             325
Cantel Medical Corporation       COM    138098108      1344  100165   SH        Defined                   99299             866
Carnival Cruise Lines - Cl A     COM    143658300      2135   65660   SH        Defined                   62630            3030
Cendant Corp                     COM    151313103      5131  280051   SH        Defined                  245120           34931
Comverse Technology              COM    205862402      2061  137286   SH        Defined                  133401            3885
Concord EFS Inc.                 COM    206197105      3200  217404   SH        Defined                  213030            4374
Conmed Corp                      COM    207410101      1662   90377   SH        Defined                   88133            2244
Convergys Corp                   COM    212485106      3383  211427   SH        Defined                  205887            5540
Fnb Corporation                  COM    302520101      3715  122880   SH        Defined                                  122880
Freddie Mac                      COM    313400301      1698   33445   SH        Defined                   32252            1193
Federal Realty Invs Trust        COM    313747206       450   14064   SH        Defined                   12127            1937
Gables Residential Trust         COM    362418105       825   27300   SH        Defined                   27300
Horace Mann Educators            COM    440327104      1738  107774   SH        Defined                  104774            3000
IMS Health Inc                   COM    449934108      2649  147251   SH        Defined                  132857           14394
Insituform Technologies Class    COM    457667103      1865  105810   SH        Defined                  102504            3306
Ishares Dj Us Real Estate        COM    464287739       260    3074   SH        Defined                    3074
Ishares S & P Small Cap 600      COM    464287804      1173   10700   SH        Defined                   10700
Johnson & Johnson Com            COM    478160104       279    5396   SH        Defined                    4159            1237
Kroger Co                        COM    501044101      2916  174814   SH        Defined                  169889            4925
La-Z-Boy, Inc.                   COM    505336107      1831   81816   SH        Defined                   80161            1655
Liberty Media Corp Cl A          COM    530718105      5010  433420   SH        Defined                  391365           42055
M & F Worldwide Corp.            COM    552541104       280   38886   SH        Defined                   33586            5300
Mattel Inc                       COM    577081102      1992  105273   SH        Defined                  101470            3803
Merck & Co                       COM    589331107      3290   54343   SH        Defined                   50685            3658
S & P 400 Mid-Cap Dep Receipts   COM    595635103      1167   13300   SH        Defined                   13300
NCO Group Inc                    COM    628858102      2092  116567   SH        Defined                  114081            2486
Newfield Exploration Cos         COM    651290108      2216   59009   SH        Defined                   57503            1506
Novastar Financial, Inc.         COM    669947400      3585   60000   SH        Defined                   60000
Novell Inc                       COM    670006105      2047  658122   SH        Defined                  645601           12521
Omnicare Inc                     COM    681904108      2214   65531   SH        Defined                   63708            1823
Paxar Corp                       COM    704227107       642   58404   SH        Defined                   58404
Perrigo Co.                      COM    714290103      2489  159175   SH        Defined                  151947            7228
Pfizer Inc                       COM    717081103       278    8140   SH        Defined                    8140
Protective Life Corp.            COM    743674103      1367   51121   SH        Defined                   49419            1702
Quintiles Transnational Corp.    COM    748767100      2257  159275   SH        Defined                  156675            2600
Republic Services Inc            COM    760759100      4906  216406   SH        Defined                  207660            8746
Reynolds & Reynolds A            COM    761695105      2767   96900   SH        Defined                   94440            2460
Right Management Consultants     COM    766573109      1232   97356   SH        Defined                   95964            1392
Safeway, Inc.                    COM    786514208      2632  128652   SH        Defined                  124652            4000
Scotts Co Cl A                   COM    810186106      1925   38894   SH        Defined                   37869            1025
Shaw Group Inc                   COM    820280105      1658  137611   SH        Defined                  133588            4023
Simon Ppty Group Inc             COM    828806109       655   16791   SH        Defined                   14656            2135
Stone Energy Corp                COM    861642106      2104   50201   SH        Defined                   48066            2135
Summit Properties, Inc.          COM    866239106       766   37113   SH        Defined                   37113
Suntrust Banks Inc               COM    867914103       274    4612   SH        Defined                    4612
3Com Corporation                 COM    885535104      1695  362875   SH        Defined                  352575           10300
Torchmark Corp                   COM    891027104      2160   57994   SH        Defined                   56847            1147
Trans Systems Archit Cl A        COM    893416107      2055  227124   SH        Defined                  227124
Tyco Intl Ltd                    COM    902124106      4888  257511   SH        Defined                  242335           15176
U.S. Bancorp                     COM    902973304       294   11998   SH        Defined                    9125            2873
Universal Forest Products        COM    913543104      1663   79412   SH        Defined                   77801            1611
Vital Signs Inc                  COM    928469105      1818   69900   SH        Defined                   67474            2426
Vornado Realty Trust             COM    929042109       441   10114   SH        Defined                    9193             921
Wash Mutual Inc                  COM    939322103      4576  110805   SH        Defined                  106870            3935

Wausau-Mosinee Paper Corporati   COM    943315101       914   81581   SH        Defined                   81581
Zale Corp                        COM    988858106      2080   52005   SH        Defined                   50545            1460
AMB Ppty Corp                    COM    00163t109       266    9427   SH        Defined                    9267             160
AOL Time Warner                  COM    00184a105      4695  291818   SH        Defined                  268144           23674
AdvancePCS                       COM    00790k109      1992   52083   SH        Defined                   51150             933
Affiliated Managers Group        COM    008252108      1243   20400   SH        Defined                   20400
Albertson's Inc.                 COM    013104104       767   39950   SH        Defined                   39950
Apache Corp.                     COM    037411105      2061   31672   SH        Defined                   30515            1157
Apogent Technologies Inc         COM    03760a101      5061  253052   SH        Defined                  234762           18290
Celera Genomics Group - Appler   COM    038020202      1952  189107   SH        Defined                  182424            6683
Archstone-Smith Trust            COM    039583109       324   13493   SH        Defined                   13293             200
Avalonbay Communities Inc        COM    053484101       488   11440   SH        Defined                   11128             312
Berkshire Hathaway Inc Cl B      COM    084670207      2692    1108   SH        Defined                    1039              69
H & R Block Inc                  COM    093671105       355    8216   SH        Defined                    7372             844
Charter Communications Class A   COM    16117M107      2256  604856   SH        Defined                  593761           11095
Comverse Technologies CV         CONV   205862AJ4        61   65000   PRN       Defined                                   65000
Devon Energy Corporation         COM    25179M103      3017   56493   SH        Defined                   54627            1866
Efunds Corp                      COM    28224r101      2406  208290   SH        Defined                  202861            5429
FEI Company                      CONV   30241LAB5       209  210000   PRN       Defined                  120000           90000
Firstservice Corp                COM    33761n109      1053   67944   SH        Defined                   67944
Host Marriott Corporation        COM    44107p104       386   42188   SH        Defined                   35738            6450
Insight Communications Co.       COM    45768v108      1757  131712   SH        Defined                  129839            1873
Interpublic Group                CONV   460690AJ9       340  390000   PRN       Defined                  310000           80000
Intrado, Inc.                    COM    46117a100      2006  126867   SH        Defined                  123145            3722
Laboratory Corporation Of Amer   COM    50540r409      5167  171384   SH        Defined                  160845           10539
Level 3 Communications, Inc.     COM    52729n100        73   10905   SH        Defined                   10527             378
Netiq Corp                       COM    64115p102      2098  135329   SH        Defined                  130331            4998
Orthodontic Centers Of   Ameri   COM    68750p103      2423  302496   SH        Defined                  294922            7574
Pan Pac Properties Inc           COM    69806l104       307    7800   SH        Defined                    7800
Parker Drilling CV               CONV   701081AD3       459  460000   PRN       Defined                  435000           25000
Principal Financial Group        COM    74251v102       493   15272   SH        Defined                   15272
Public Storage Inc               COM    74460D109       271    7988   SH        Defined                    7146             842
Reckson Associates Realty        COM    75621k106       625   29951   SH        Defined                   29126             825
Standard & Poor's 500 Deposito   COM    78462f103      4941   50612   SH        Defined                   50612
Thermo Electron Corp             CONV   883556ah5        15   15000   PRN       Defined                   15000
Waste Management                 COM    94106l109      4138  171787   SH        Defined                  154699           17088
Westar Energy Inc.               COM    95709t100      1910  117656   SH        Defined                  114247            3409
Fresh Del Monte Produce Inc.     COM    G36738105      1931   75164   SH        Defined                   73073            2091

REPORT SUMMARY                   92 DATA RECORDS     171531            0      OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED